Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIMCO VIT American Funds New World Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The HIMCO VIT American Funds New World Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Master Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses of the Fund have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the example reflects the expense limitation arrangement for only the first year)

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund®, a series of the American Funds Insurance Series ("Master Fund"). The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as "emerging markets") and that Capital Research and Management Company ("CRMC") believes have the potential of providing capital appreciation. The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund's investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the Master Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, CRMC considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Risk [Heading]	rr_RiskHeading	MAIN RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund. Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Call Risk – Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk – Investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk – The price of a growth company's stock may decrease, or it may not increase to the level that the Master Fund's investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value.

Investment Strategy Risk – The investment strategy of the Master Fund's investment adviser will influence performance significantly. If the investment strategy of the Master Fund's investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Master Fund's investment objective will be achieved.

Master-Feeder Structure Risk – Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure. Other "feeder" funds may also invest in a Master Fund. As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk – Small capitalization stocks may be more risky than stocks of larger companies. Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•  less certain growth prospects

•  lower degree of liquidity in the markets for such stocks

•  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•  limited product lines, markets or financial resources

•  dependence on a few key management personnel

•  increased susceptibility to losses and bankruptcy increased transaction costs.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides an indication of the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds New World HLS Fund (the "Predecessor Fund") as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•  Assume reinvestment of all dividends and distributions

•  Would be lower if the Fund's operating expenses had not been limited

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides an indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 23.84% (2nd quarter, 2009) Lowest -22.35% (4th quarter, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two broad-based market indices. For more information regarding returns see the "Performance Notes" section in this prospectus.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/14
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.65%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.78%
IB
Risk/Return:	rr_RiskReturnAbstract
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.82%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	460
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	805
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Annual Return 2005	rr_AnnualReturn2005	20.38%
Annual Return 2006	rr_AnnualReturn2006	32.10%
Annual Return 2007	rr_AnnualReturn2007	31.75%
Annual Return 2008	rr_AnnualReturn2008	(42.54%)
Annual Return 2009	rr_AnnualReturn2009	49.14%
Annual Return 2010	rr_AnnualReturn2010	17.54%
Annual Return 2011	rr_AnnualReturn2011	(14.23%)
Annual Return 2012	rr_AnnualReturn2012	17.47%
Annual Return 2013	rr_AnnualReturn2013	11.06%
Annual Return 2014	rr_AnnualReturn2014	(8.17%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.05%

[1]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[2]	Hartford Investment Management Company ("Hartford Investment Management") has contractually agreed with HIMCO Variable Insurance Trust (the "Trust"), on behalf of the Fund, to waive a portion of its management fee to the extent necessary to maintain its net management fee at 0.25% of average daily net assets per annum, for as long as the Fund is part of a master-feeder fund structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes.
[3]	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests. Fees and expenses of the Fund have been restated to reflect current fees.
[4]	Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 1.36% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2016, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.